Offerings - Offering: 1	Jul. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	28,000,000
Proposed Maximum Offering Price per Unit	1.7450
Maximum Aggregate Offering Price	$ 48,860,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,747.57
Offering Note	Consists of 28,000,000 shares of common stock, consisting of (i) up to 27,950,000 shares issuable pursuant to the ELOC Purchase Agreement and (ii) up to 50,000 shares issuable upon exercise of the ELOC Warrant.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant’s common stock as reported on Nasdaq on July 8, 2026, which date is within five business days prior to the filing of this registration statement. The Registrant’s high and low prices on July 8, 2026 were $1.82 and $1.67, respectively.